Note 5 - Long-term Bank Loans (Details Textual) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Oct. 06, 2021	Jan. 27, 2021
Interest Expense, Total	$ 1,405,623	$ 1,121,172
Restricted Cash [Member]
Cash Deposits	$ 2,816,018		$ 2,679,940
Chailease International Financial Services [Member]
Debt Instrument, Asset Coverage Ratio				130.00%
Eurobank S.A. [Member] | Refinance Indebtedness of M/V "Xenia" and M/V "Alexandros P." and for Working Capital [Member]
Debt Instrument, Covenant, Security Cover Ratio					120.00%